Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Non-current liabilities
Non-current portion of non-current borrowings	$ 1,399,722	$ 13,895
Lease liabilities	7,324	10,777
Current liabilities
Current borrowings and current portion of non-current borrowings	5,877	222,142
Current portion of lease liabilities	4,462	4,582
Current portion of convertible notes due 2028	0	216,075
Secured bank loans [Member]
Non-current liabilities
Non-current portion of non-current borrowings	2,234	3,118
Current liabilities
Current borrowings and current portion of non-current borrowings	1,415	1,485
Convertible notes due 2028 [Member]
Non-current liabilities
Convertible notes	201,199	$ 0
Convertible notes due 2030 [Member]
Non-current liabilities
Convertible notes	$ 1,188,965